Trade payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade payables and accrued liabilities
Schedule of trade payables and accrued liabilities

	December 31,	December 31,
	2021	2020
Trade payables	$1,249,861	$1,001,773
Due to related parties (Note 19)	743,100	280,432
Accrued liabilities	4,817,820	2,179,134
	$6,810,781	$3,461,339